Finance income, net	12 Months Ended
Mar. 31, 2020
Finance expense income [Abstract]
Finance income, net
23.
Finance income, net

Finance (expense)/income, net consists of the following:

	For the Year Ended March 31,
	2020		2019		2018
Interest income	Rs.	888	Rs.	770	Rs.	540
Fair value changes and profit on sale of units of mutual funds, net (1)		929		773		2,270
Foreign exchange gain		639		737		87
Miscellaneous income, net		5		-		-
Finance income (A)	Rs.	2,461	Rs.	2,280	Rs.	2,897
Interest expense	Rs.	(983)	Rs.	(889)	Rs.	(788)
Foreign exchange loss		-		(274)		(29)
Finance expense (B)	Rs.	(983)	Rs.	(1,163)	Rs.	(817)
Finance income, net [(A)+(B)]	Rs.	1,478	Rs.	1,117	Rs.	2,080

(1)	For the year ended March 31, 2018, profit on sale of units of mutual funds, net primarily represents amounts reclassified from other comprehensive income to the consolidated income statement on redemption of the Company’s then “available for sale” financial instruments under the former accounting standard IAS 39, “
Financial Instrument - Recognition and Measurement”
.